Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income	Growth of Core Net Income before Taxes (year over year) (4)
2022	$586,627	$782,117	$405,295	$412,037	$114.87	$140.75	$15,686,000	61.30%
2021	799,131	842,941	394,144	393,807	121.32	134.64	10,098,000	25.40%

Company Selected Measure Name	Core net income before taxes
Named Executive Officers, Footnote [Text Block]	For the disclosed time periods, the PEO (Principal Executive Officer) is Dennis Woods, President & CEO of the Company. The NEOs (Named Executive Officers) are William Yarbenet, the Company’s SVP & Chief Credit Officer, and Robert Oberg, the Company’s SVP & Chief Risk Officer.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return represents the cumulative change in the value of a $100 investment based on the value of common stock as measured at December 31, 2020, through and including the fiscal year-end for each reported period and dividend reinvestment during the period. Peer group includes the peers listed previously in the CD&A.
PEO Total Compensation Amount	$ 586,627	$ 799,131
PEO Actually Paid Compensation Amount	$ 782,117	842,941
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth a reconciliation of summary compensation to compensation actually paid to the PEO and NEOs:

	2022		2021
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$586,627	$405,295	$799,131	$394,144
Adjustments for defined benefit pension plan:
(Addition) subtraction: Aggregate change in actuarial present value of accumulated benefit plan during year	(206,593)	72,041	(50,151)	121,294
Addition (subtraction): Service cost of pension during year	(7,503)	82,383	(10,661)	116,637
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	—	—	44,940	44,940
Addition: Fair value of equity awards granted during year that are outstanding and unvested at year end	—	—	32,840	32,840
Subtraction: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	(1,800)	(1,800)	—	—
Subtraction: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	(1,800)	(1,800)	—	—
Addition: Fair value at end-of-year of awards granted and vested during the year	—	—	16,420	16,420
Compensation actually paid (as calculated)	$782,117	$412,037	$842,941	$393,807

Non-PEO NEO Average Total Compensation Amount	$ 405,295	394,144
Non-PEO NEO Average Compensation Actually Paid Amount	$ 412,037	393,807
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth a reconciliation of summary compensation to compensation actually paid to the PEO and NEOs:

	2022		2021
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	$586,627	$405,295	$799,131	$394,144
Adjustments for defined benefit pension plan:
(Addition) subtraction: Aggregate change in actuarial present value of accumulated benefit plan during year	(206,593)	72,041	(50,151)	121,294
Addition (subtraction): Service cost of pension during year	(7,503)	82,383	(10,661)	116,637
Adjustment for stock awards:
Subtraction: Summary Compensation Table amounts	—	—	44,940	44,940
Addition: Fair value of equity awards granted during year that are outstanding and unvested at year end	—	—	32,840	32,840
Subtraction: Year-over-year change in fair value of awards granted in prior years for which vesting conditions were satisfied during the year	(1,800)	(1,800)	—	—
Subtraction: Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested at year end	(1,800)	(1,800)	—	—
Addition: Fair value at end-of-year of awards granted and vested during the year	—	—	16,420	16,420
Compensation actually paid (as calculated)	$782,117	$412,037	$842,941	$393,807

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following tables set forth the weighting of performance objectives for incentive payout calculations:

2022 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Reduction in Non-performing Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
20+%	9%	0.80%	0-6%	0	5-15%	10%	0-10%
15+%	7%	0.95%	0-4%	1-2	3-10%	8%	0-7%
10+%	5%	1.10%	0-2%	2+	1-5%	5%	0-4%

2021 Incentive Payments
Growth of Core Net Income before Taxes	Incentive Payout	Reduction in Non-performing Assets	Incentive Payout	Regulatory Issues	Incentive Payout	Deposit Growth	Incentive Payout
23+%	4-15%	1.00%	0-5%	0	0-15%	10%	0-15%
15+%	3-10%	1.25%	0-4%	1-2	0-10%	8%	0-9%
10+%	2-8%	1.50%	0-3%	2+	0-5%	5%	0-6%

Total Shareholder Return Amount	$ 114.87	121.32
Peer Group Total Shareholder Return Amount	140.75	134.64
Net Income (Loss)	$ 15,686,000	$ 10,098,000
Company Selected Measure Amount	0.6130	0.2540
PEO Name	Dennis Woods
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Core net income before taxes is a non-GAAP financial number calculated by combing consolidated pretax earnings with incentive payments, OREO expenses, provisions for loan loss, and gains/losses on equity securities, sale of assets, and fair value of junior subordinated debt.
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (206,593)	$ (50,151)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,503)	(10,661)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	44,940
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	32,840
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,800)	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,800)	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,041	121,294
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,383	116,637
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	44,940
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	32,840
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,800)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,800)	$ 0